Borrowings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of capital lease obligations

	September 30,	December 31,
	2019	2018
Short-term debt:
Current portion of long-term debt	129	219
Total short-term debt	$129	$219
Long-term debt:
Capital lease obligations	$175	$232
Other promissory notes	121	248
Total	296	480
Less: current portion of long-term debt	(129)	(219)
Total long-term debt	$167	$261

	At December 31,
	2018	2017
Short-term debt:
Current portion of long-term debt	219	177
Total short-term debt	$219	$177
Long-term debt:
Capital lease obligations	$232	$272
Other unsecured promissory notes	248	496
Total	480	768
Less: current portion of long-term debt	219	177
Total long-term debt	$261	$591